Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Common Share
Schedule of computation of basic and diluted earnings per share

	Three Months Ended March 31,
	2015		2014
	Amount	Per Share Amount	Amount	Per Share Amount
	(Amounts in thousands, except per share amounts)

Net income	$4,649		$3,488

Basic:
Weighted average shares outstanding	26,176	$0.18	20,775	$0.17

Diluted:
Add incremental shares for:
Effect of dilutive securities - options	183		132
Total	26,359	$0.18	20,907	$0.17

	Year Ended December 31,
	2014		2013		2012
	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
	(Amounts in thousands, except per share amounts)

Net income	$14,742		$12,610		$8,535

Basic:
Weighted average shares outstanding	22,625	$0.65	20,748	$0.61	19,382	$0.44

Diluted:
Add incremental shares for:
Effect of dilutive securities - options	290		132		23
Total	22,915	$0.64	20,880	$0.60	19,405	$0.44